SIGNIFICANT ACCOUNTING POLICIES - Exchange rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Year end exchange rate, U.S. dollar into Colombian pesos	3,432.50	3,277.14	3,249.75
Average rate for the year, U.S. dollar into Colombian pesos	3,691.27	3,282.39	2,956.55